Supplemental Disclosures of Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2013
Supplemental Disclosures of Cash Flow Information

	Yen (millions)
	2011	2012	2013
Cash paid (provided), net during the year for:
Interest	¥128,401	¥97,788	¥86,989
Income taxes	174,092	47,217	138,583